Related Party Transactions (Detail) - Investor $ in Millions		6 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Jun. 30, 2016 USD ($) Counterparty	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transactions
Vendors, number | Counterparty		2
Vendor 1
Related Party Transactions
Ownership percentage (as a percent)		2.10%		2.50%
Purchases from vendor		$ 6.5	$ 5.7	$ 11.1	$ 8.0	$ 4.7
Due to vendor		$ 2.5
Vendor 2
Related Party Transactions
Ownership percentage (as a percent)		1.10%		1.20%
Purchases from vendor		$ 0.2	$ 0.2	$ 0.5	$ 0.5	$ 0.1
Purchase commitment	$ 13.0